Investment Objectives and Goals - TBG Dividend Focus ETF	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TBG DIVIDEND FOCUS ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The TBG Dividend Focus ETF (the “Fund”) seeks income and long-term capital appreciation.